<SEC-DOCUMENT>
<SEQUENCE>1
<FILENAME>r13f3q06w-a.txt


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Winslow Capital Management, Inc.
Address: 	4720 IDS Tower
         	80 South Eighth Street
         	Minneapolis, MN 55402

13F File Number:  28-03676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stacey Newstrum
Title:     Trader
Phone:     612-376-9121
Signature, Place, and Date of Signing:

     /s/ Stacey Newstrum     Minneapolis, MN     October 31, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     $1,088,295 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

										                      Voting Authority
	Class				Value		Shs/		Sh/ Put/  Inv	Other
Issuer Name	Title	CUSIP		(x$1000)	Prn Amt		Prn Call  Dsn	Mgrs	Sole    Shared	  None
ALCON INC	COM	H01301102	12,613		110,160		SH	Sole		 91,250		18,910
ALLERGAN	COM	018490102	16,987		150,850		SH	Sole	        125,250		25,600
AMERCA MV ADR	COM	02364W105	29,637		752,780		SH	Sole		624,680	       128,100
AMRCN EXPRESS	COM	025816109	23,499		419,030		SH	Sole		347,270		71,760
AMGEN INC	COM	031162100	14,431		201,753		SH	Sole		166,503		35,250
APPLE CMPTR	COM	037833100	17,734		230,370		SH	Sole		190,890		39,480
BAKER HUGHS	COM	057224107	17,473		256,200		SH	Sole		211,810		44,390
BEA SYSTEMS	COM	073325102	13,614		895,680		SH	Sole		737,880	       157,800
CAREMARK RX	COM	141705103	28,598		504,644		SH	Sole		418,724		85,920
CHICAGO MERC	COM	167760107	19,544		 40,865		SH	Sole		 33,920		 6,945
CISCO SYS	COM	17275R102	36,731	      1,598,390		SH	Sole	      1,326,600	       271,790
COACH INC	COM	189754104	11,988		348,500		SH	Sole		288,100		60,400
COMCAST CL A	COM	20030N200	19,703		535,250		SH	Sole		443,690		91,560
COMVERSE TECH	COM	205862402	15,171		707,600		SH	Sole		588,940	       118,660
CORNING INC	COM	219350105	22,328		914,723		SH	Sole		757,423	       157,300
CSX CORP	COM	126408103	16,796		511,600		SH	Sole		425,020		86,580
CVS CORP	COM	126650100	18,509		576,240		SH	Sole		480,210		96,030
DANAHER CORP	COM	235851102	34,152		497,339		SH	Sole		411,589		85,750
ECOLAB INC	COM	278865100	11,970		279,550		SH	Sole		230,750		48,800
EMERSON ELEC	COM	291011104	 8,857		105,620		SH	Sole		 87,530		18,090
FASTENAL CO	COM	311900104	14,688		380,628		SH	Sole		315,068		65,560
FISHER SCNTFC	COM	338032204	10,781		137,791		SH	Sole		113,771		24,020
FRANKLIN RSRCS	COM	354613101	32,364		306,047		SH	Sole		253,967		52,080
GENENTECH INC	COM	368710406	19,887		240,477		SH	Sole		199,637		40,840
GENERAL ELEC	COM	369604103	38,289	      1,084,685		SH	Sole		899,335	       185,350
GILEAD SCIENCE	COM	375558103	18,875		274,470		SH	Sole		227,770		46,700
GOLDMAN SACHS	COM	38141G104	39,473		233,333		SH	Sole		193,583		39,750
GOOGLE CL A	COM	38259P508	21,988		 54,710		SH	Sole		 45,250		 9,460
HEWLETT-PCKRD	COM	428236103	15,175		413,600		SH	Sole		342,100		71,500
KOHLS CORP	COM	500255104	11,706		180,310		SH	Sole		148,760		31,550
LOWE'S COMP	COM	548661107	 9,987		355,908		SH	Sole		290,148		65,760
MARVELL TECH	COM	G5876H105	10,625		548,510		SH	Sole		454,810		93,700
MERRILL LYNCH	COM	590188108	12,040		153,921		SH	Sole		127,421		26,500
MONSANTO CO	COM	61166W101	12,997		276,470		SH	Sole		229,510		46,960
MOTOROLA	COM	620076109	13,951		558,050		SH	Sole		464,880		93,170
NATL OILWELL	COM	637071101	18,120		309,480		SH	Sole		255,770		53,710
NETWORK APP	COM	64120L104	22,488		607,631		SH	Sole		503,531	       104,100
NII HOLDINGS	COM	62913F201	20,083		323,080		SH	Sole		266,770		56,310
ORACLE CORP	COM	68389X105	 8,587		484,030		SH	Sole		400,330		83,700
PAYCHEX INC	COM	704326107	22,119		600,248		SH	Sole		496,248	       104,000
PRCTR & GMBL    COM     742718109       35,674          575,574         SH      Sole            477,724         97,850
QUALCOMM INC	COM	747525103	31,833		875,729		SH	Sole		724,769	       150,960
QUEST DIAGNS	COM	74834L100	15,072		246,430		SH	Sole		204,200		42,230
RSRCH N MTN	COM	760975102	11,291		110,000		SH	Sole		 91,500		18,500
ROCKWELL COLL	COM	774341101	11,747		214,200		SH	Sole		178,050		36,150
SALESFRC.COM	COM	79466L302	12,109		337,500		SH	Sole		279,900		57,600
SCHLUMBERGER	COM	806857108	37,239		600,340		SH	Sole		499,390	       100,950
SLM CORP	COM	78442P106	32,937		633,655		SH	Sole		525,605	       108,050
T ROWE PRICE	COM	74144T108	10,853		226,820		SH	Sole		187,290		39,530
TARGET CORP	COM	87612E106	17,295		313,030		SH	Sole		260,100		52,930
UNITED TECH	COM	913017109	32,821		518,090		SH	Sole		429,720		88,370
WALGREEN CO	COM	931422109	23,070		519,705		SH	Sole		431,555		88,150
WESCO INTL	COM	95082P105	11,264		194,100		SH	Sole		161,400		32,700
WYETH       	COM	983024100	16,274		320,100		SH	Sole		265,650		54,450
XTO ENERGY	COM	98385X106	24,256		575,730		SH	Sole		476,030		99,700

</SEC-DOCUMENT>